Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, BRL in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 39,581			€ 40,055
Spain
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	35,364
Spain | Telefónica Emisiones, S.A.U.
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	33,222
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,250
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.528%	1.528%	1.528%
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 500
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 150
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.40%	0.40%	0.40%
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,251		$ 1,500
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.103%	4.103%	4.103%
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,667		$ 2,000
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond (Retap)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 200
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond (Retap) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 167		$ 200
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.90%	4.90%	4.90%
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond (Retap)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 417		$ 500
Spain | Telefónica Emisiones, S.A.U. | SHELF Bond (Retap) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,250
Spain | Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.715%	1.715%	1.715%
Brazil | Telefônica Brasil, S.A. | Debentures
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 504	BRL 2,000
Brazil | Telefônica Brasil, S.A. | Debentures | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.25%	8.25%	8.25%
Brazil | Telefônica Brasil, S.A. | Debentures
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 252	BRL 1,000
Brazil | Telefônica Brasil, S.A. | Debentures | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.24%	0.24%	0.24%